Goodwill and Intangible Assets- Schedule of Goodwill, Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill, Beginning balance	$ 109,807	$ 109,807
Impairment losses (StarStone International)	(8,000)
Reclassification to assets held-for-sale (Atrium)	(38,848)
Goodwill, Ending balance	62,959	109,807	$ 109,807
Intangible assets with a definite life
Intangible assets with a definite life, Beginning balance	14,630	16,887
Amortization	(1,524)	(2,257)	(3,600)
Impairment losses (StarStone International)	0
Reclassification to assets held-for-sale (Atrium)	(13,106)
Intangible assets with a definite life, Ending balance	0	14,630	16,887
Intangible assets with an indefinite life
Intangible assets with an indefinite life, Beginning balance	67,131	67,131
Impairment losses (StarStone International)	(4,000)
Reclassification to assets held-for-sale (Atrium)	(63,131)
Intangible assets with an indefinite life, Ending balance	0	67,131	67,131
Goodwill and Intangible Assets [Roll Forward]
Goodwill and intangible assets, Beginning Balance	191,568	193,825
Impairment losses (StarStone International)	12,000
Reclassification to assets held-for-sale (Atrium)	115,085
Goodwill and intangible assets, Ending balance	62,959	$ 191,568	$ 193,825
StarStone
Goodwill
Impairment losses (StarStone International)	(8,000)
Lloyd’s syndicate capacity | StarStone
Intangible assets with an indefinite life
Impairment losses (StarStone International)	$ (4,000)